Document and Enity Information	3 Months Ended
Mar. 31, 2012
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Trading Symbol	flml
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	25,157,250
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Condensed Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenue:
License and research revenue	$ 2,110	$ 3,214
Product sales and services	3,378	1,624
Other revenues	1,872	1,926
Total revenue	7,360	6,764
Costs and expenses:
Cost of goods and services sold	(1,318)	(1,371)
Research and development	(5,985)	(7,758)
Selling, general and administrative	(5,183)	(2,526)
Remeasurement of acquisition liabilities	5,080	0
Total	(7,406)	(11,655)
Profit (loss) from operations	(46)	(4,891)
Interest income net	166	128
Foreign exchange gain (loss)	(133)	(240)
Other income (loss)	67	99
Income (loss) before income taxes	54	(4,904)
Income tax	(42)	(23)
Net income (loss)	$ 12	$ (4,927)
Earnings (loss) per share
Basic earnings (loss) per ordinary share (in dollars per share)	$ 0	$ (0.2)
Diluted earnings (loss) per share (in dollars per share)	$ 0	$ (0.2)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	25,012	24,646
Diluted (in shares)	25,012	24,646

Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,348	$ 3,456
Marketable securities	18,376	21,035
Accounts receivable	5,580	7,765
Inventory	1,903	1,675
Research and development tax credit receivable short term	0	79
Prepaid expenses and other current assets	2,397	2,642
Total current assets	32,604	36,652
Goodwill, net	20,461	0
Property and equipment, net	19,645	19,383
Intangible assets	49,250	0
Other assets:
Research and development tax credit receivable long term	15,276	13,203
Other long-term assets	175	164
Total other assets	15,451	13,367
Total assets	137,411	69,402
LIABILITIES
Current portion of long-term debt	2,092	2,026
Current portion of capital lease obligations	88	97
Accounts payable	4,675	3,920
Current portion of deferred revenue	2,980	2,836
Advances from customers	408	1,962
Accrued expenses	5,098	5,478
Other current liabilities	1,835	1,995
Total current liabilities	17,176	18,314
Long-term debt, less current portion	47,763	1,689
Capital lease obligations, less current portion	240	251
Deferred revenue, less current portion	1,498	1,531
Deferred tax liabilities	20,859	0
Other long-term liabilities	17,890	17,823
Total long-term liabilities	88,250	21,294
Commitments and contingencies:
Shareholders' equity:
Ordinary shares: 24,962,250 issued and outstanding at December 31, 2011 and 25,157,250, at March 31, 2012 (shares authorised 29,745,490) at nominal value of 0.122 euro	3,673	3,641
Additional paid-in capital	206,757	205,489
Accumulated deficit	(189,381)	(189,393)
Accumulated other comprehensive income (loss)	10,936	10,057
Total shareholders' equity	31,985	29,794
Total liabilities and shareholders' equity	$ 137,411	$ 69,402

Condensed Consolidated Balance Sheet [Parenthetical] (EUR €)	Mar. 31, 2012	Dec. 31, 2011
Common stock, par value (in euro per share)	€ 0.122	€ 0.122
Common stock, shares authorized	29,745,490	29,745,490
Common stock, shares issued	25,157,250	24,962,250
Common stock, shares outstanding	25,157,250	24,962,250

Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 12	$ (4,927)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	708	1,028
Loss (gain) on disposal of property and equipment	(67)	(11)
Gains on sales of marketable securities	(4)	(12)
Grants recognized in other income and income from operations	(397)	(50)
Remeasurement of acquisition liabilities	(5,080)	0
Stock compensation expense	685	519
Increase (decrease) in cash from:
Accounts receivable	2,735	535
Inventory	(133)	60
Prepaid expenses and other current assets	702	1,025
Research and development tax credit receivable	(1,537)	347
Accounts payable	373	(463)
Deferred revenue	(1,617)	(886)
Accrued expenses	(677)	(1,283)
Other current liabilities	24	163
Other long-term assets and liabilities	(312)	(375)
Net cash provided by (used in) operating activities	(4,585)	(4,330)
Cash flows from investing activities:
Purchases of property and equipment	(336)	(901)
Proceeds from disposal of property and equipment	67	11
Purchase of marketable securities	(339)	(3,689)
Proceeds from sales of marketable securities	3,618	7,985
Cash transferred on acquisition	1,631	0
Net cash provided by (used in) investing activities	4,641	3,406
Cash flows from financing activities:
Proceeds from loan or conditional grants	170	0
Reimbursment of loans or conditional grants	0	(1,818)
Principal payments on capital lease obligations	(31)	(20)
Cash proceeds from issuance of ordinary shares and warrants	602	0
Net cash provided by (used in) financing activities	741	(1,838)
Effect of exchange rate changes on cash and cash equivalents	95	409
Net increase (decrease) in cash and cash equivalents	892	(2,353)
Cash and cash equivalents, beginning of period	3,456	8,184
Cash and cash equivalents, end of period	4,348	5,831
The supplemental schedule of non cash investing and financing activities is as follows
Fair value of assets acquired:	50,927
Liabilities assumed:	$ 50,927

Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 3,641	$ 205,489	$ (189,393)	$ 10,057	$ 29,794
Balance (in shares) at Dec. 31, 2011	24,962,250
Issuance of ordinary shares on exercise of stock -options	32	570			602
Issuance of ordinary shares on exercise of stock -options (in shares)	195,000
Stock-based compensation expense		698			698
Net loss			12		12
Foreign currency translation adjustment				879	879
Comprehensive loss					891
Balance at Mar. 31, 2012	$ 3,673	$ 206,757	$ (189,381)	$ 10,936	$ 31,985
Balance (in shares) at Mar. 31, 2012	25,157,250

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1. SUMMARY OF SIGNIFICANT accounting policies

In the opinion of the management of Flamel Technologies S.A. (the “Company”), the accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial statements. Accordingly, these Financial Statements do not include all of the information and footnotes required for complete annual financial statements, since certain footnotes and other financial information required by generally accepted accounting principles in the United States (or US GAAP) can be condensed or omitted for interim reporting requirements. In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of our financial position and operating results have been included.

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012. These condensed consolidated interim financial statements should be read in conjunction with the Company's audited annual financial statements.

The reporting currency of the Company and its wholly-owned subsidiary is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All assets and liabilities in the balance sheets of the Company, whose functional currency is the Euro, except those of the U.S. subsidiary whose functional currency is the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at period-end rates, (2) income statement accounts at weighted average exchange rates for the period, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity as Currency Translation Adjustments.

ACQUISITION	3 Months Ended
Mar. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

2. ACQUISITION

Effective March 13, 2012, Flamel acquired, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC, or Éclat Pharmaceuticals, from Éclat Holdings, LLC, or Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P. Éclat Pharmaceuticals is a specialty pharmaceuticals business focused on the development, approval and commercialization of niche brands and generic pharmaceutical products. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

-	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
-	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
-	a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

Flamel US issued the note pursuant to a Note Agreement among Flamel, Flamel US and Éclat Holdings dated March 13, 2012. The note is payable over six years only if certain contingencies are satisfied, namely that: (a) two or more Éclat Pharmaceuticals launch products are approved by the FDA, or (b) one Éclat Pharmaceuticals launch product is approved by the FDA and has generated $40 million or more in cumulative net sales. These contingencies are referred to as thresholds. If either Threshold is satisfied, Flamel US will pay 25% of the original principal amount due under the note on each of the third, fourth, fifth and sixth anniversaries of the date of the note. The note accrues interest at an annual rate of 7.5% (calculated on the basis of the actual number of days elapsed in each month) and is payable quarterly in arrears commencing on July 2, 2012 and on the first business day of each October, January, April and July thereafter; provided, however, that if on any such interest payment date, at least one Éclat Pharmaceuticals launch product has not been approved by the FDA, the interest payable on such date will not be payable, but will be added on such date to the outstanding principal amount of the note. Flamel must pay any interest so accrued no later than nine months after such FDA approval and, upon such payment; such outstanding principal amount of the note will be reduced by the amount thereof.

In addition to the note, two six year warrants were issued to purchase an aggregate of 3,300,000 ADSs, each representing one ordinary share, of Flamel. One warrant is exercisable for 2,200,000 ADSs at an exercise price of $7.44 per ADS, and the other warrant is exercisable for 1,100,000 ADSs at an exercise price of $11.00 per ADS. .  The warrants provide that they may only be exercised for six years following the approval, for the purposes of French law, by the holders of a majority of Flamel’s ordinary shares, of the authorization and issuance of the warrants and the ordinary shares underlying the warrants and the waiver of all preferential subscription rights of holders of ordinary shares (and ADSs) with respect to the warrant and the underlying shares.  On June 22, 2012, the authorization and issuance and waiver were approved by the holders of the requisite number of ordinary shares.

The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of USD)

Note	$5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$50,927

The fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 72% probability of success.

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

The deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been retained.

The transaction was accounted for as a business combination under the acquisition method of accounting and included in the consolidated unaudited financial statements for the three month period ending March 31, 2012. Accordingly, the tangible assets and identifiable intangible assets acquired and liabilities assumed were recorded at fair value, with the remaining purchase price recorded as goodwill.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date. The purchase price allocation has been prepared on a preliminary basis and is subject to change as additional information becomes available concerning the fair value and tax basis of the acquired assets and liabilities. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from March 13, 2012, the acquisition date.

At March 13, 2012

(Amounts in thousands of USD)

Cash and cash equivalent	$1,631
Account receivables	350
Inventories	38
Prepaid expenses and other current assets	431
Property and equipment, net	57
Intangible assets	49,282
Goodwill	20,461
Total identifiable assets acquired	72,250

Current liabilities	(459)
Deferred Tax Liabilities	(20,858)
Long term liabilities	(6)
Total liabilities assumed	(21,323)
Net identifiable assets acquired	$72,250
Net assets acquired	$50,927

Of the $49,282,000 of acquired intangible assets, $47,309,000 was allocated to in-process research and development (IPR&D) assets that were recognised at fair value on the acquisition date. The fair value was determined using an income approach, including a discount rate of 20%, applied to probability adjusted after-tax cash flows. The estimated costs to complete the IPR&D projects represents management’s best estimate of expected costs, but are subject to change based on additional information received as development activities advance. The remaining useful life has been estimated to be four years once the products in question have been approved. The remaining $1,973,000 was allocated to the acquired product license for Hycet® (3-year useful economic life). As noted earlier, the fair value of the acquired identifiable intangible assets is an estimate of the final valuations for these assets.

The difference between the purchase price and the fair value of the assets acquired and liabilities assumed of $20.5 million was allocated to goodwill. This goodwill is attributable to the remaining product opportunities identified by the acquired entity at the date of acquisition, but for which limited development had occurred and the regulatory approval process had not commenced. None of the goodwill is expected to be deductible for income tax purposes.

The deferred tax liability of $20.9 million relates to temporary differences associated primarily with the IPR&D, which are not deductible for tax purposes.

The Company recognised $635,000 of acquisition related costs that were expensed in the current period and included in SG&A expenses.

The amounts of revenues and earnings of Éclat Pharmaceuticals included in the Company’s consolidated income statement from the acquisition date to the period ending March 31, 2012 (in thousands) are as follows:

Revenue and earnings included in
the consolidated income statement
from March 13, 2012 to March 31,
2012
Revenues	$28
Net Income/(Loss)
$(402)

The following supplemental pro forma information presents Flamel’s financial results for the three month period as if the acquisition of Éclat Pharmaceuticals had occurred on January 1, 2011 (in thousands):

	Three months ended March 31,
	2011	2012
	(unaudited)
Revenues	$6,764	$7,573
Net Income/(Loss)	$(6,238)	$(512)

The above unaudited pro forma information was determined based on the historical US GAAP results of Flamel and Éclat Pharmaceuticals. The unaudited pro forma consolidated results are not necessarily indicative of what the Company’s consolidated results of operations actually would have been if the acquisition was completed on January 1, 2011. The unaudited pro forma consolidated net income primarily reflects adjustment of:

i.	Elimination of $0.6 million of transaction costs, which are directly attributable to the transaction, for Flamel for the period ended March 31, 2012, and integration of these costs as if they were expensed in the period ended March 31, 2011.
ii.	Adjustment to record the estimated amortization expense for intangible asset. The amortization expense was calculated using estimated useful life of three years for the Hycet product license acquired by Éclat Pharmaceuticals in July 2011, with an estimated value of $2.0 million, considering the acquisition would have been completed on January 1, 2011. The amortization for period ended March 31, 2011 amounts to $165,000.
iii.	An adjustment to record the estimated increase in amortization expense for intangible assets for the period ended March 31, 2012. The incremental expense for the three months was $25,000.

Net income for the period ended March 31, 2012 includes an income of $5.1 million representing the remeasurement of the fair value of the acquisition liabilities as of March 31, 2012. The Company’s result of operations in future periods will be affected by the movements in the fair value of the acquisition liabilities.

REVENUES	3 Months Ended
Mar. 31, 2012
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]

3. REVENUES

3.1 License and research revenue

The Company recognised license and research revenues of $2,110,000 for the first three months of 2012. Total research and development revenues amounted to $1,639,000 and licensing fees were recognised for a total of $472,000 for the first three months of 2012.

License and research revenues include $328,000 licensing fees in accordance with the agreement signed with Merck-Serono on December 20, 2007 and the option exercised by Merck-Serono in February 2009 to license the Medusa technology.

Under the agreement signed On October 12, 2011 with Eagle Pharmaceuticals, the Company recognised research revenues of $641,000 and $11,000 in licensing fees, as amortization of the initial up-front fee, in the first three months of 2012.

The remaining license and research revenues amounting to $1,130,000 relate to agreements with undisclosed partners.

3.2 Product sales and services.

The Company recognised product sales of $3,378,000 for the first quarter of 2012 primarily in connection with the supply agreement for the manufacture of Coreg CR microparticles with GSK. Product sales and services revenues includes €650,000 (or $852,000) in connection with payments totaling €2,600,000 (or $3,700,000) received in September and November 2011 in connection with the new supply agreement signed with GSK in 2011.

3.3 Other revenues.

The Company recognised other revenues of $1,872,000 for the three-month period ended March 31, 2012 which includes royalties from the License Agreement with GSK with respect to Coreg CR.

RESEARCH TAX CREDIT	3 Months Ended
Mar. 31, 2012
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]

4. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the three month period ended March 31, 2012, the credit amounted to $1,410,000 compared to $1,911,000 for the three month period ended March 31, 2011.

SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	5. SHAREHOLDERS' EQUITY During the three month period ended March 31, 2012, the Company issued 195,000 shares a result of exercise of stock-options.

STOCK COMPENSATION EXPENSE	3 Months Ended
Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6. STOCK COMPENSATION EXPENSE

During the three month period ended March 31, 2012, 275,000 options were granted by the Company to the new Chief Executive Officer with a vesting schedule of 100,000 after 6 months, 100,000 after 18 months and 75,000 after 30 months.

ASC 718-10-S99-1 expresses the view that “the use of a simplified method is not allowed if the Company may have sufficient historical exercise data for some of its share options grants and therefore, accepts the use of simplified method for only some grants but not all share options grants”.

The Company decided to use the simplified method to estimate the expected term of the stock-options. The Company considers that insufficient historical exercise data are available for stock-options which are granted to a limited number of beneficiaries together with few exercises over the past years; in addition, the vesting schedule and contractual terms having been changed over time. Consequently, the Company believes that prior exercise patterns would not reflect accurately future exercises.

The grant date fair value of the stock-options granted is calculated using the Black-Scholes option-pricing model with the following weighted average assumptions.

Three months ended March 31, 2012
Risk-free interest rate	1.10%
Dividend yield	-
Expected volatility	62%
Expected term	5.7 years
Forfeiture rate	-

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended
(in thousands except per share data)	March 31,	March 31,
	2011	2012

Net income (loss)	$(4,927)	$12

Net income (loss) per share
Basic	$(0.20)	$0.00
Diluted	$(0.20)	$0.00

Number of shares used for computing
Basic	24,646	25,012
Diluted	24,646	25,012

Stock-based compensation (ASC 718)
Cost of products and services sold	18	14
Research and development	206	254
Selling, general and administrative	295	417
Total	519	685

Net income (loss) before stock-based compensation	(4,408)	697

Net income (loss) before stock-based compensation per share
Basic	$(0.18)	$0.03
Diluted	$(0.18)	$0.03

REMEASUREMENT OF ACQUISITION LIABILITIES	3 Months Ended
Mar. 31, 2012
Remeasurement of Acquisition Liabilities [Abstract]
Remeasurement of Acquisition Liabilities [Text Block]

7. Remeasurement of Acquisition Liabilities

The following table provides a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)

Income	$5,080

Balance at March 31, 2012	$(45,847)

The acquisition liabilities, consisting of the note, warrants and deferred consideration, and classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary. As such the assumptions used in estimating the fair value require significant judgment and changes could materially impact the Company’s results of operation in future periods. For the period ended March 31, 2012 the income of $5.1 million represents the remeasurement of the fair value measurement of the warrants as of March 31, 2012 determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$5.13
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

As of March 31, 2012 the fair value of the Note and Deferred Consideration is comparable with the fair value at acquisition date given the short time lag between the acquisition date and period end date.

Net income (loss) before and after remeasurement of acquisition liabilities is as follows:

	Three months ended
(in thousands except per share data)	March 31,	March 31,
	2011	2012

Net income (loss)	$(4,927)	$12

Net income (loss) per share
Basic	$(0.20)	$0.00
Diluted	$(0.20)	$0.00

Number of shares used for computing
Basic	24,646	25,012
Diluted	24,646	25,012

Remeasurement of Acquisition Liabilities:
Fair Value of Warrants	-	(5,080)
Total	-	(5,080)

Net income (loss) before remeasurement of acquisition liabilities	(4,927)	(5,068)

Net income (loss) before remeasurement of acquisition liabilities per share
Basic	$(0.20)	$(0.20)
Diluted	$(0.20)	$(0.20)